Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]

NOTE 11

Other Liabilities

The following is a summary of other liabilities as of December 31:

(Millions)	2012	2011
Membership Rewards liability	$5,832	$5,066
Employee-related liabilities(a)	2,224	2,192
Rebate and reward accruals(b)	2,079	1,866
Deferred card fees, net	1,286	1,063
Book overdraft balances	532	2,178
Other(c)	5,604	4,792
Total	$17,557	$17,157

  Employee-related liabilities include employee benefit plan obligations and incentive compensation.
  Rebate and reward accruals include payments to third-party card-issuing partners and cash-back reward costs.
  Other includes accruals for general operating expenses, client incentives, restructuring and reengineering reserves, advertising and promotion and derivatives.

Membership Rewards

The Membership Rewards program allows enrolled cardmembers to earn points that can be redeemed for a broad range of rewards including travel, entertainment, retail certificates and merchandise. The Company records a balance sheet liability which represents management's best estimate of the cost of points earned that are expected to be redeemed. An ultimate redemption rate and weighted average cost per point are key factors used to approximate Membership Rewards liability. Management uses statistical and actuarial models to estimate ultimate redemption rates based on redemption trends, current enrollee redemption behavior, card product type, enrollment tenure, card spend levels and credit attributes. The weighted-average cost per point is determined using actual redemptions during the previous 12 months, adjusted as appropriate for recent changes in redemption costs.

The expense for Membership Rewards points is included in marketing, promotion, rewards and cardmember services expenses. The Company periodically evaluates its liability estimation process and assumptions based on developments in redemption patterns, cost per point redeemed, partner contract changes and other factors.

Deferred Card Fees

The carrying amount of deferred card and other fees, net of deferred direct acquisition costs and reserves for membership cancellations as of December 31 were as follows:

(Millions)	2012	2011
Deferred card and other fees(a)	$1,566	$1,228
Deferred direct acquisition costs	(154)	(75)
Reserves for membership cancellations	(126)	(90)
Deferred card fees and other, net of direct
acquisition costs and reserves	$1,286	$1,063

  Includes deferred fees for Membership Rewards program participants.